Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 152,000,000	$ 96,700,000
Net operating loss carryforwards, expiration year	2033	2036
Unrecognized tax benefits	$ 0	$ 0